Form N-CSR Cover	12 Months Ended
Oct. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Form N-CSR/A is being filed solely to include a corrected version of the Annual Tailored Shareholder Report for the NYLI MacKay High Yield Corporate Bond Fund previously filed under Item 1 of Form N-CSR. The correction relates to a presentation issue in the Top 10 Holdings summary section. The correction does not impact the Fund’s net asset value, financial statements, interest income, or performance.
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025